Related undertakings - Summary of Full list of Related Parties - Australia to Italy (Detail)	12 Months Ended
Dec. 31, 2021
Australia [member] | Emailage Pty Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | LNRS Data Services Australia Ply Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills, NSW 2153
Australia [member] | Reed Exhibitions Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | Reed International Books Australia Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed International Books Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | RELX Australia Pty Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067
Australia [member] | ThreatMetrix Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix Pty Ltd
Percentage of undertaking	100.00%
Reg office	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067
Austria [member] | LexisNexis Verlag ARD ORAC GmbH & Co KG [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Verlag ARD ORAC GmbH & Co KG
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | ORAC GmbH [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ORAC GmbH
Percentage of undertaking	100.00%
Reg office	Marxergasse 25, 1030, Wien, Austria
Austria [member] | Reed CEE GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed CEE GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | Reed Messe Salzburg GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Salzburg GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | Reed Messe Wien GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Messe Wien GmbH
Percentage of undertaking	100.00%
Reg office	Messeplatz 1, 1020, Wien, Austria
Austria [member] | RELX Austria GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 6, 5020, Salzburg, Austria
Austria [member] | Standout GmbH [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Standout GmbH
Percentage of undertaking	100.00%
Reg office	Am Messezentrum 7, 5020, Salzburg, Austria
Belgium [member] | LexisNexis BVBA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis BV
Percentage of undertaking	100.00%
Reg office	Oudenaardseheerweg 129, 9810 Nazareth, Belgium
BRAZIL [member] | Elsevier Editora Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Elsevier Editora Ltda
Percentage of undertaking	100.00%
Reg office	Rua da Assembleia no 100, 6th Floor, RJ Centro, Rio de Janiero, 20011-904, Brazil
BRAZIL [member] | Fircosoft Brazil Consultoria e Servicos de Informatica Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Brasil Consultoria e Servicos de Informatica Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra 2305, São Paulo, 01415-009,Brazil
BRAZIL [member] | LexisNexis Informacoes e Sistemas Empresariais Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Informações e Sistemas Empresariais Ltda
Percentage of undertaking	100.00%
Reg office	Avenida Ibirapuera, 2033, CJ 81, SL 6, Sao Paulo , SP, 04029-901, Brazil
BRAZIL [member] | LexisNexis Serviços de Análise de Risco Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Serviços de Análise de Risco Ltda
Percentage of undertaking	100.00%
Reg office	Alameda Rio Negro, 161 Alphaville Industrial, Barueri SP 06.455-000, Brazil
BRAZIL [member] | MLex Brasil Midia Mercadoligica Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	MLex Brasil Midia Mercadologica Ltda
Percentage of undertaking	100.00%
Reg office	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, 01310-300,Brazil
BRAZIL [member] | Reed Exhibitions Alcantara Machado Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Alcântara Machado Ltda
Percentage of undertaking	100.00%
Reg office	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRAZIL [member] | SST Software do Brasil Ltda [member] | Quotas
Disclosure of transactions between related parties [line items]
Company name	SST Software do Brasil Ltda
Percentage of undertaking	100.00%
Reg office	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200,Brazil
Canada [member] | Elsevier Canada Inc [Member] | Common [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Canada Inc.
Percentage of undertaking	100.00%
Reg office	26E-1501 av. McGill College, Montreal, Quebec, H3A 3N9, Canada
Canada [member] | LexisNexis Canada Inc. [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Canada Inc.
Percentage of undertaking	100.00%
Reg office	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
Canada [member] | RELX Canada Ltd. [member] | Common [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	555 RIichmond Street West, Toronto, Ontario,M5V 3B1, Canada
CHINA | Bakery China Exhibitions Co., Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Bakery China Exhibitions Co., Ltd
Percentage of undertaking	25.00%
Reg office	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHINA | Beijing Medtime Elsevier Education Technology Co., Ltd [member] | Common [member]
Disclosure of transactions between related parties [line items]
Company name	Beijing Medtime Elsevier Education Technology Co., Ltd
Percentage of undertaking	49.00%
Reg office	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
CHINA | C-One Energy Co Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	C-One Energy (Guangzhou) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou, China
CHINA | Genilex (Beijing) Information Technology Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Genilex (Beijing) Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085, China
CHINA | ICIS Consulting (Beijing) Co Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Consulting (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, China
CHINA | KeAi Communications Co Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	KeAi Communications Co., Ltd
Percentage of undertaking	49.00%
Reg office	16 Donghuangchenggen North Street, Beijing, 100717, China
CHINA | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd [member] | Common [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHINA | Reed Business Information Shanghai Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Shanghai) Co Ltd
Percentage of undertaking	100.00%
Reg office	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHINA | Reed Elsevier Information Technology Beijing Co Ltd | Common [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Information Technology (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHINA | Reed Exhibitions China Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (China) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Exhibitions Henjin Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Hengjin Co., Ltd
Percentage of undertaking	51.00%
Reg office	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New Area, Shanghai, China
CHINA | Reed Exhibitions Shanghai Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070, China
CHINA | Reed Huabai Exhibitions Beijing Co Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabai Exhibitions (Beijing) Co., Ltd
Percentage of undertaking	51.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Huabo Exhibitions (Shenzhen) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huabo Exhibitions (Shenzhen) Co., Ltd
Percentage of undertaking	65.00%
Reg office	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
CHINA | Reed Huaqun Exhibitions Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Huaqun Exhibitions Co., Ltd
Percentage of undertaking	52.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | Reed Exhibitions Kuozhan (Shanghai) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Kuozhan (Shanghai) Co., Ltd
Percentage of undertaking	60.00%
Reg office	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
CHINA | Reed Sinopharm Exhibitions Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Sinopharm Exhibitions Co., Ltd
Percentage of undertaking	50.00%
Reg office	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHINA | RELX (China) Investment Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (China) Investment Co., Ltd
Percentage of undertaking	100.00%
Reg office	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHINA | Shanghai Datong Medical Information Technology Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai Datong Medical Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	5/F Unit A, Digital China Centre No. 567 Tianshan West Road, ChangNing District, Shanghai, 200335, China
CHINA | Shanghai SinoReal Exhibitions Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Shanghai SinoReal Exhibitions Co., Ltd
Percentage of undertaking	27.50%
Reg office	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai, China
CHINA | Z&R Exhibitions Co., Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Z&R Exhibitions Co., Ltd
Percentage of undertaking	27.50%
Reg office	A0208, 1st floor, building 2, Yard 66, Yanfu Road, Yancun Tow, Fangshan District Beijing, China
Colombia [member] | LexisNexis Risk Solutions S.A.S. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions S.A.S.
Percentage of undertaking	100.00%
Reg office	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Denmark [member] | Elsevier A/S [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier A/S
Percentage of undertaking	100.00%
Reg office	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Dubai, UAE [member] | Reed Exhibitions F Z-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions F Z-LLC
Percentage of undertaking	100.00%
Reg office	Office G-49, Building No 9, Dubai Media City, Post Box 502425, Dubai, United Arab Emirates
Dubai, UAE [member] | RELX Middle East FZ-LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Middle East FZ-LLC
Percentage of undertaking	100.00%
Reg office	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
Egypt [member] | Elsevier Egypt LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg office	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt
France [member] | Closd SAS [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Closd SAS
Percentage of undertaking	100.00%
Reg office	168, Rue Saint-Denis, 75002 Paris, France
France [member] | Elsevier Holding France SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Elsevier Masson SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg office	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
France [member] | Evoluprint SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Evoluprint SAS
Percentage of undertaking	100.00%
Reg office	Parc Euronord – 10, rue du Parc – 31150 Bruguieres, France
France [member] | Fircosoft SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg office	151-155 Rue de Bercy, 75012 Paris, France
France [member] | GIE EDI Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	GIE EDI Data
Percentage of undertaking	83.00%
Reg office	141 rue de Javel, 75015 Paris, France
France [member] | GIE Juris Data [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	GIE Juris Data
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris, France
France [member] | GIE PRK – Publicite Robert Krier [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	GIE PRK – Publicite Robert Krier
Percentage of undertaking	100.00%
Reg office	52 Quai de Dion Bouton 92800 Puteaux, France
France [member] | LexisNexis Business Information Solutions SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions SA
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris, France
France [member] | LexisNexis Business Information Solutions Holding SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions Holding SA
Percentage of undertaking	100.00%
Reg office	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000), France
France [member] | LexisNexis International Development & Services SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis International Development & Services SAS
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris, France
France [member] | LexisNexis SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis SA
Percentage of undertaking	100.00%
Reg office	141 rue de Javel, 75015 Paris, France
France [member] | Reed Exhibitions ISG SARL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG SARL
Percentage of undertaking	100.00%
Reg office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | RELX France SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX France SA
Percentage of undertaking	100.00%
Reg office	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
France [member] | RELX France Services SAS [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX France Services SAS
Percentage of undertaking	100.00%
Reg office	151-155 Rue de Bercy, 75012 Paris, France
France [member] | RX France SAS [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RX France SAS
Percentage of undertaking	100.00%
Reg office	52 Quai de Dion Bouton 92800 Puteaux, France
France [member] | SAFI SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SAFI SA
Percentage of undertaking	50.00%
Reg office	6-8 Rue Chaptal, 75009 Paris, France
Germany [member] | Elsevier GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg office	Bernhard-Wicki-Strasse 5, 80636, Munich, Bavaria, Germany
Germany [member] | Elsevier Information Systems GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Information Systems GmbH
Percentage of undertaking	100.00%
Reg office	St. Martin Tower, Wing, 2nd floor, Franklinstraße 61-63, 60486, Frankfurt am Main Hessen, Germany
Germany [member] | LexisNexis GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg office	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
Germany [member] | PatentSight GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PatentSight GmbH
Percentage of undertaking	100.00%
Reg office	Joseph-Schumpeter-Allee 33, 53227, Bonn
Germany [member] | Reed Exhibitions Deutschland GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | RELX Deutschland GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	Völklinger Strasse 4, 40219, Düsseldorf, Germany
Germany [member] | Tschach Solutions GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg office	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
Greece [member] | Mack Brooks Hellas SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mack Brooks Hellas SA
Percentage of undertaking	100.00%
Reg office	188A, Filolaou Str., Athens, 11632, Greece
Hong Kong [member] | Ascend China Holding Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend China Holding Ltd
Percentage of undertaking	100.00%
Reg office	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
Hong Kong [member] | JC Exhibition and Promotion Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JC Exhibition and Promotion Ltd
Percentage of undertaking	65.00%
Reg office	17th Floor, One Island East, Taikoo Place, 18 Westlands Road, Quarry Bay, Hong Kong
Hong Kong [member] | JYLN Sager Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	JYLN Sager Ltd
Percentage of undertaking	100.00%
Reg office	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai, Hong Kong
Hong Kong [member] | LNRS Data Services China Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services (China) Ltd
Percentage of undertaking	100.00%
Reg office	Level 54 Hopewell Center, 183 Queens Road East, Hong Kong
Hong Kong [member] | Reed Exhibitions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	17th Floor, One Island East, Taikoo Place, 18 Westlands Road, Quarry Bay, Hong Kong
Hong Kong [member] | RELX (Greater China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Greater China) Ltd
Percentage of undertaking	100.00%
Reg office	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
India [member] | FircoSoft India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	FircoSoft India Private Ltd
Percentage of undertaking	100.00%
Reg office	S21 Vatika Centre, No 471 Anna Salai, Taynampet, Chennai, 600035, India
India [member] | Next Events Pvt Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Next Events Private Ltd
Percentage of undertaking	100.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Parity Computing India Pvt Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Parity Computing India Private Ltd
Percentage of undertaking	100.00%
Reg office	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore , Karnataka, 560025, India
India [member] | Reed Elsevier Publishing (India) Pvt Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Publishing (India) Private Ltd
Percentage of undertaking	100.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Reed Manch Exhibitions Private Ltd (70%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Manch Exhibitions Private Ltd
Percentage of undertaking	70.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
India [member] | Reed Triune Exhibitions Private Ltd (72%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Triune Exhibitions Private Ltd
Percentage of undertaking	72.00%
Reg office	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India
India [member] | RELX India Private Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX India Private Ltd
Percentage of undertaking	100.00%
Reg office	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Percentage of undertaking	70.00%
Reg office	APL Tower Central Park 26th Floor Unit T3 Jl. S. Parman Kav., 28, Grogol, Pertamburan Jakarta Barat 11470, Indonesia
Indonesia [member] | PT Reed Exhibitions Indonesia [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT Reed Exhibitions Indonesia
Percentage of undertaking	70.00%
Reg office	APL Tower Central Park 26th Floor Unit T3 Jl. S. Parman Kav., 28, Grogol, Pertamburan Jakarta Barat 11470, Indonesia
Indonesia [member] | PT RELX Information Analytics Indonesia [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	PT RELX Information Analytics Indonesia
Percentage of undertaking	100.00%
Reg office	Gedung World Trade Center, 3 LT 20 Spaces JL Jend Sudirman Kav 29-31 RT/RW 008/003, Karet Kuningan, Setiabudi, Jakarta Selatan, DKI Jakarta 12940 Indonesia
Ireland [member] | Elsevier Services Ireland Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Services Ireland Ltd
Percentage of undertaking	100.00%
Reg office	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
Ireland [member] | LexisNexis Risk Solutions (Europe) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Europe) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Ireland [member] | LexisNexis Risk Solutions (Ireland) Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions (Ireland) Ltd
Percentage of undertaking	100.00%
Reg office	80 Harcourt Street, Dublin 2, Ireland
Ireland [member] | 3D4Medical Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor The Grange Stillorgan Road, Blackrock, Dublin, Ireland
Ireland [member] | 3D4Medical Support Services Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	3D4Medical Support Services Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor The Grange Stillorgan Road, Blackrock, Dublin, Ireland
Israel [member] | LexisNexis Israel Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Israel Ltd
Percentage of undertaking	100.00%
Reg office	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy [member] | Elsevier SRL [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | ICIS Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg office	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Italy [member] | Reed Exhibitions ISG Italy SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions ISG Italy SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy
Italy [member] | Reed Exhibitions Italia SRL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Italia SRL
Percentage of undertaking	100.00%
Reg office	Via Marostica 1, 20146, Milan, Italy